11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	$ (1,552)	$ (1,358)
Decreases	12	9
Impairment	50	24
Depreciation for the year	(255)	(227)
Translation effect	18	0
Property, plant and equipment depreciation, ending	(1,727)	(1,552)
Net book value	3,507	3,316
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	0
Decreases	0
Impairment	0
Depreciation for the year	0
Translation effect	0
Property, plant and equipment depreciation, ending	0	0
Net book value	14	22
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(74)
Decreases	1
Impairment	5
Depreciation for the year	(7)
Translation effect	0
Property, plant and equipment depreciation, ending	(75)	(74)
Net book value	127	133
Equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(384)
Decreases	4
Impairment	41
Depreciation for the year	(72)
Translation effect	0
Property, plant and equipment depreciation, ending	(411)	(384)
Net book value	843	667
High, medium and low voltage lines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(323)
Decreases	4
Impairment	0
Depreciation for the year	(35)
Translation effect	10
Property, plant and equipment depreciation, ending	(344)	(323)
Net book value	705	687
Substations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(105)
Decreases	0
Impairment	0
Depreciation for the year	(13)
Translation effect	3
Property, plant and equipment depreciation, ending	(115)	(105)
Net book value	252	260
Transforming chamber and platforms
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(57)
Decreases	0
Impairment	0
Depreciation for the year	(8)
Translation effect	2
Property, plant and equipment depreciation, ending	(63)	(57)
Net book value	156	151
Meters
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(80)
Decreases	0
Impairment	0
Depreciation for the year	(10)
Translation effect	3
Property, plant and equipment depreciation, ending	(87)	(80)
Net book value	139	129
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(321)
Decreases	0
Impairment	0
Depreciation for the year	(65)
Translation effect	0
Property, plant and equipment depreciation, ending	(386)	(321)
Net book value	286	241
Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(119)
Decreases	0
Impairment	4
Depreciation for the year	(29)
Translation effect	0
Property, plant and equipment depreciation, ending	(144)	(119)
Net book value	109	148
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(16)
Decreases	0
Impairment	0
Depreciation for the year	(5)
Translation effect	0
Property, plant and equipment depreciation, ending	(21)	(16)
Net book value	1	6
Furniture, fittings and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(48)
Decreases	0
Impairment	0
Depreciation for the year	(9)
Translation effect	0
Property, plant and equipment depreciation, ending	(57)	(48)
Net book value	17	19
Communication equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(10)
Decreases	0
Impairment	0
Depreciation for the year	0
Translation effect	0
Property, plant and equipment depreciation, ending	(10)	(10)
Net book value	5	5
Materials and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(2)
Decreases	0
Impairment	0
Depreciation for the year	(1)
Translation effect	0
Property, plant and equipment depreciation, ending	(3)	(2)
Net book value	34	30
Distribution storage center
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(2)
Decreases	3
Impairment	0
Depreciation for the year	0
Translation effect	0
Property, plant and equipment depreciation, ending	1	(2)
Net book value	1	8
Petrochemical Industrial Complex
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(7)
Decreases	0
Impairment	0
Depreciation for the year	(1)
Translation effect	0
Property, plant and equipment depreciation, ending	(8)	(7)
Net book value	6	8
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	0
Decreases	0
Impairment	0
Depreciation for the year	0
Translation effect	0
Property, plant and equipment depreciation, ending	0	0
Net book value	792	783
Advances to suppliers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	0
Decreases	0
Impairment	0
Depreciation for the year	0
Translation effect	0
Property, plant and equipment depreciation, ending	0	0
Net book value	18	19
Other goods
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(4)
Decreases	0
Impairment	0
Depreciation for the year	0
Translation effect	0
Property, plant and equipment depreciation, ending	(4)	(4)
Net book value	$ 2	$ 0